Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 916,729	$ (438,384)	$ 1,371,262	$ (8,380,060)
Less: Income from discontinued operations				562,625
Income (loss) from continuing operations			1,371,262	(8,942,685)
Adjustments to reconcile net income (loss) from operations to net cash provided by operating activities:
Depreciation of property and equipment	48,780	88,860	325,044	349,082
Amortization of intangible assets	46,167	64,084	246,681	256,332
Amortization of operating lease right-of-use assets	16,134	38,529	104,083	178,158
Gain on lease termination			(141,001)
Loss on disposal of property and equipment			39,238
Write-off of note receivable			56,042
Realized loss from the sale of digital tokens		28,427	72,823	(70,995)
Gain on extinguishment of term debt	(506,500)		(141,001)
Stock-based compensation	31,368	89,206	243,197	1,385,118
Common stock issued for consulting services			43,500	29,015
Bad debt expense	(3,235)		4,015
Impairment loss on goodwill				6,760,222
Impairment loss on digital tokens				625,368
Changes in operating assets and liabilities:
Credit card holdback receivable				83,175
Accounts receivable	24,937	7,885	55,261	196,100
Digital tokens	(218,285)		(439,145)
Digital tokens receivable			(210,000)
Operating lease liability	(16,133)	(38,654)	(107,674)	(101,647)
Digital tokens payable	62,469		123,397
Prepaid expenses and other current assets	47,524	7,871	(219,263)	113,550
Other assets		56,042	16,897	29,891
Accounts payable, accrued expenses and other current liabilities	(318,973)	177,885	(378,285)	(2,138,302)
Deferred subscription revenue	(34,927)	(64,859)	229,228	360,922
Deferred technology service revenue				(3,379,435)
Net cash provided by (used in) continuing operating activities			1,435,300	(4,266,131)
Net cash used in discontinued operating activities				(199,232)
Net cash provided by operating activities	96,055	16,892	1,435,300	(4,465,363)
Cash flows from investing activities:
Payment for property and equipment, including website development, net				(391,230)
Proceeds from Secured Communications Assets			150,000
Proceeds from the sale of digital tokens			75,406	130,290
Net cash provided by (used in) continuing investing activities			225,406	(260,940)
Net cash provided by discontinued investing activities				1,600,000
Net cash provided by investing activities			225,406	1,339,060
Cash flows from financing activities:
Borrowings of term debt			506,500
Purchase of treasury stock		(7,240)	(8,844)	(2,015)
Net cash used in financing activities		(7,240)	497,656	(2,015)
Net increase in cash and cash equivalents	96,055	9,652	2,158,362	(3,128,318)
Balance of cash and cash equivalents at beginning of period	5,585,420	3,427,058	3,427,058	6,555,376
Balance of cash and cash equivalents at end of period	$ 5,681,475	$ 3,436,710	$ 5,585,420	$ 3,427,058